DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
August 31, 2026 (Unaudited)
0
Number
of Shares Value $
COMMON STOCKS — 97.6%
Austria — 0.6%
BAWAG Group AG, 144A
3,878 809,908
Erste Group Bank AG
16,648 2,345,638
OMV AG
8,274 658,331
Raiffeisen Bank International AG
6,936 514,006
Verbund AG
3,603 248,175
(Cost $2,632,239)
4,576,058
Belgium — 1.7%
Ageas SA/NV
7,795 683,599
Anheuser-Busch InBev SA/NV
48,704 3,862,748
Argenx SE *
3,375 3,432,557
D'ieteren Group
1,120 232,477
Elia Group SA/NV
2,414 359,751
Financiere de Tubize SA
1,038 221,968
Groupe Bruxelles Lambert NV
3,839 329,312
KBC Group NV
12,486 1,899,909
Lotus Bakeries NV
21 311,249
Sofina SA
953 273,197
Syensqo SA
3,860 364,067
UCB SA
6,587 1,647,289
(Cost $9,728,167)
13,618,123
Chile — 0.1%
Antofagasta PLC
(Cost $457,125)
18,789 1,028,293
Denmark — 2.5%
A.P. Moller - Maersk A/S, Class A
137 443,223
A.P. Moller - Maersk A/S, Class B
177 592,434
Carlsberg AS, Class B
4,998 686,080
Coloplast A/S, Class B (a)
7,177 511,667
Danske Bank A/S
32,927 1,906,409
Demant A/S *
4,456 199,831
DSV A/S
10,418 2,197,583
Genmab A/S *
3,207 1,057,464
Novo Nordisk A/S, Class B
173,844 7,898,746
Novonesis Novozymes B, Class B
18,967 1,362,817
Orsted AS, 144A *
24,207 511,377
Pandora A/S
3,880 512,594
Tryg A/S
15,983 382,721
Vestas Wind Systems A/S
51,880 1,723,569
(Cost $22,732,128)
19,986,515
Finland — 1.8%
Elisa OYJ
7,994 326,476
Fortum OYJ
23,687 570,083
Kesko OYJ, Class B
15,413 401,743
Kone OYJ, Class B
17,116 1,049,325
Metso Corp.
34,144 706,344
Neste OYJ
22,971 850,622
Nokia OYJ
271,193 2,749,359
Nordea Bank Abp
166,150 3,399,548
Number
of Shares Value $
Orion OYJ, Class B
6,060 556,785
Sampo OYJ, Class A
129,306 1,460,801
Stora Enso OYJ, Class R
28,873 339,567
UPM-Kymmene OYJ
27,962 781,451
Wartsila OYJ Abp
26,553 860,202
(Cost $11,088,918)
14,052,306
France — 13.3%
Abivax SA *
3,529 399,868
Accor SA
10,313 557,267
Aeroports de Paris SA
1,773 222,418
Air Liquide SA
33,591 6,615,053
Alstom SA *
18,352 348,743
Amundi SA, 144A
3,424 375,443
AXA SA
84,496 4,230,110
Ayvens SA, 144A
18,512 245,130
BioMerieux
2,099 182,979
BNP Paribas SA
53,489 6,385,741
Bouygues SA
12,233 628,333
Bureau Veritas SA
16,532 523,851
Capgemini SE
8,112 1,010,563
Carrefour SA
32,095 584,364
Cie de Saint-Gobain SA
24,125 2,194,715
Cie Generale des Etablissements
Michelin SCA
33,567 1,364,642
Covivio SA REIT
2,713 157,880
Credit Agricole SA
48,983 1,053,434
Danone SA
34,087 2,545,088
Dassault Aviation SA
899 296,354
Dassault Systemes SE
35,599 944,435
Eiffage SA
3,606 456,552
Engie SA
96,013 2,743,490
EssilorLuxottica SA
15,670 2,918,611
Gecina SA REIT
2,384 189,409
Getlink SE
13,747 300,994
Hermes International SCA
1,849 3,395,525
Ipsen SA
1,753 332,104
Kering SA
3,862 1,139,645
Klepierre SA REIT
11,416 496,730
Legrand SA
13,789 2,187,070
L'Oreal SA
12,976 5,798,307
LVMH Moet Hennessy Louis
Vuitton SE
13,378 7,043,931
Orange SA
101,369 1,813,866
Pernod Ricard SA
10,505 787,035
Publicis Groupe SA
12,433 1,457,876
Renault SA
10,415 359,539
Rexel SA
12,147 507,090
Safran SA
18,633 7,293,750
Sanofi SA
58,946 5,259,087
Sartorius Stedim Biotech
1,628 370,637
Schneider Electric SE
29,678 10,155,600

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Societe Generale SA
34,497 2,911,087
Sodexo SA
4,016 270,091
Thales SA
5,017 1,420,162
TotalEnergies SE
104,739 9,188,955
Unibail-Rodamco-Westfield
REIT *
5,834 660,301
Veolia Environnement SA
31,557 1,194,955
Vinci SA
25,385 3,336,337
(Cost $90,484,597)
104,855,147
Germany — 13.2%
adidas AG
8,776 1,543,337
Allianz SE
20,536 10,753,206
BASF SE
46,898 2,886,054
Bayer AG
53,092 3,024,250
Bayerische Motoren Werke AG
17,433 1,255,053
Beiersdorf AG
4,806 441,681
Brenntag SE
6,157 449,411
Commerzbank AG
31,800 1,484,511
Continental AG
5,776 478,494
Daimler Truck Holding AG
24,855 1,350,843
Delivery Hero SE, 144A * (a)
7,380 314,859
Deutsche Bank AG (b)
92,761 3,734,498
Deutsche Boerse AG
9,820 3,285,052
Deutsche Lufthansa AG
31,436 287,004
Deutsche Post AG
49,797 3,247,236
Deutsche Telekom AG
183,294 6,042,252
E.ON SE
121,271 2,507,351
Evonik Industries AG
13,746 303,527
Fresenius Medical Care AG
9,923 454,703
Fresenius SE & Co. KGaA
22,950 1,206,123
GEA Group AG
7,902 616,800
Hannover Rueck SE
3,179 953,422
Heidelberg Materials AG
7,165 1,371,134
Henkel AG & Co. KGaA
4,857 398,019
Hensoldt AG
3,311 329,593
HOCHTIEF AG
770 374,214
Infineon Technologies AG
70,453 4,606,477
Knorr-Bremse AG
3,541 434,338
Mercedes-Benz Group AG
36,307 1,991,382
Merck KGaA
7,004 1,130,835
MTU Aero Engines AG
2,864 1,171,325
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
6,859 4,133,320
Nemetschek SE
3,300 269,468
Rational AG
278 203,595
Rheinmetall AG
2,535 3,270,785
RWE AG
34,771 2,368,369
SAP SE
54,705 12,130,289
Siemens AG
39,051 12,954,736
Siemens Energy AG
41,818 6,906,213
Siemens Healthineers AG, 144A
18,605 845,625
Number
of Shares Value $
Symrise AG
7,213 772,476
Talanx AG
3,229 469,581
Vonovia SE
38,750 866,444
Zalando SE, 144A *
10,754 307,911
(Cost $79,427,196)
103,925,796
Hong Kong — 0.2%
Prudential PLC
(Cost $2,371,007)
136,748 1,886,289
Ireland — 1.0%
AerCap Holdings NV
8,460 1,234,653
AIB Group PLC
112,071 1,427,382
Bank of Ireland Group PLC
51,637 1,138,701
Experian PLC
47,957 1,978,045
Kerry Group PLC, Class A
8,586 837,738
Kingspan Group PLC
8,092 963,425
Ryanair Holdings PLC
22,932 617,971
(Cost $6,033,291)
8,197,915
Italy — 4.9%
Banca Mediolanum SpA
10,701 298,936
Banca Monte dei Paschi di Siena
SpA
102,758 1,381,218
Banco BPM SpA
52,774 985,699
BPER Banca SPA
75,605 1,251,773
Buzzi SpA
3,992 190,392
Davide Campari-Milano NV
30,999 209,560
Enel SpA
411,353 4,501,424
Eni SpA
98,398 2,663,628
Ferrari NV
6,560 2,777,407
FinecoBank Banca Fineco SpA
33,505 923,129
Generali
39,368 2,038,094
Intesa Sanpaolo SpA
761,450 6,004,618
Italgas SpA
34,028 347,269
Leonardo SpA
21,930 1,317,454
Moncler SpA
12,032 658,399
Poste Italiane SpA
24,712 797,691
Prysmian SpA
15,041 2,100,000
Recordati Industria Chimica e
Farmaceutica SpA
4,489 274,006
Snam SpA
106,293 715,601
Telecom Italia SpA *
90,449 823,259
Terna - Rete Elettrica Nazionale
77,826 880,846
UniCredit SpA
73,281 7,161,964
Unipol Assicurazioni SpA
19,060 624,767
(Cost $22,884,440)
38,927,134
Luxembourg — 0.4%
ArcelorMittal SA
23,295 1,734,439
CVC Capital Partners PLC, 144A
(a)
11,418 191,910
Eurofins Scientific SE
5,938 500,329
Millicom International Cellular
SA
4,862 455,861

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Tenaris SA
16,977 471,891
(Cost $2,078,410)
3,354,430
Mexico — 0.1%
Fresnillo PLC
(Cost $230,547)
9,648 414,416
Netherlands — 9.5%
ABN AMRO Bank NV CVA
32,814 1,589,782
Adyen NV, 144A *
1,447 1,760,432
Aegon Ltd.
66,260 611,405
Airbus SE
32,031 7,338,439
Akzo Nobel NV
8,552 612,902
ASM International NV
2,530 2,374,489
ASML Holding NV
20,952 35,332,185
ASR Nederland NV
8,202 690,901
BE Semiconductor Industries NV
3,829 869,502
Euronext NV, 144A
4,062 769,542
EXOR NV
4,722 401,216
Ferrovial NV
25,342 1,483,575
Heineken Holding NV
6,201 491,950
Heineken NV
14,469 1,221,831
ING Groep NV
155,117 5,492,674
Koninklijke Ahold Delhaize NV
47,910 1,705,669
Koninklijke KPN NV
205,223 984,974
Koninklijke Philips NV
42,602 1,133,687
Magnum Ice Cream Co. NV *
23,336 470,194
Magnum Ice Cream Co. NV *
3,870 79,484
Nebius Group NV * (a)
10,899 2,248,682
NN Group NV
14,000 1,265,161
Prosus NV *
64,752 2,882,904
QIAGEN NV
11,118 480,857
Stellantis NV *
109,439 604,514
Universal Music Group NV
57,002 969,987
Wolters Kluwer NV
12,239 1,007,077
(Cost $49,481,375)
74,874,015
Norway — 1.0%
Aker BP ASA
16,910 646,991
DNB Bank ASA
42,218 1,441,342
Equinor ASA
35,525 1,518,522
Gjensidige Forsikring ASA
11,231 340,641
Kongsberg Gruppen ASA
22,598 767,879
Mowi ASA
23,607 518,943
Norsk Hydro ASA
69,753 700,983
Orkla ASA
38,500 393,292
Salmar ASA
3,844 234,086
Telenor ASA
33,902 497,441
Var Energi ASA
49,904 265,282
Yara International ASA
8,613 420,337
(Cost $5,772,939)
7,745,739
Number
of Shares Value $
Poland — 0.0%
InPost SA *
(Cost $212,356)
12,995 235,019
Portugal — 0.3%
Banco Comercial Portugues SA,
Class R
442,638 575,330
EDP SA
160,999 874,826
Galp Energia SGPS SA
20,802 517,079
Jeronimo Martins SGPS SA
15,419 322,379
(Cost $1,874,143)
2,289,614
Spain — 6.0%
Acciona SA
1,286 313,091
ACS Actividades de
Construccion y Servicios SA
9,877 1,171,356
Aena SME, 144A
40,350 1,238,268
Amadeus IT Group SA
22,650 1,531,717
Banco Bilbao Vizcaya Argentaria
SA
301,006 8,751,333
Banco de Sabadell SA
248,662 1,049,332
Banco Santander SA
770,611 11,335,595
Bankinter SA
34,786 673,361
CaixaBank SA
190,082 2,905,595
Cellnex Telecom SA, 144A *
25,374 780,450
EDP Renewables SA
17,020 270,053
Endesa SA
17,042 833,376
Iberdrola SA
334,804 7,808,949
Indra Sistemas SA
5,233 371,998
Industria de Diseno Textil SA
59,165 3,985,943
Mapfre SA
49,679 257,940
Naturgy Energy Group SA
22,246 761,242
Redeia Corp. SA
21,296 377,972
Repsol SA
59,661 1,888,405
Telefonica SA
201,812 855,849
(Cost $28,005,129)
47,161,825
Sweden — 5.2%
AddTech AB, Class B (a)
13,757 485,779
Alfa Laval AB
15,903 954,414
Assa Abloy AB, Class B
53,051 1,978,546
Atlas Copco AB, Class A
136,125 2,927,832
Atlas Copco AB, Class B
79,950 1,489,205
Beijer Ref AB
24,086 348,553
Boliden AB
15,434 909,830
Epiroc AB, Class A
33,912 936,881
Epiroc AB, Class B
19,960 468,904
EQT AB
23,261 809,720
Essity AB, Class B
30,290 887,734
Evolution AB, 144A *
5,896 512,548
H & M Hennes & Mauritz AB,
Class B
23,127 424,381
Hexagon AB, Class B
112,036 1,170,350
Industrivarden AB, Class A
5,732 325,272

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Industrivarden AB, Class C
8,861 497,744
Indutrade AB
14,268 376,005
Investor AB, Class B
93,648 4,039,194
L E Lundbergforetagen AB,
Class B
4,067 249,897
Lifco AB, Class B
11,322 375,207
Nibe Industrier AB, Class B
74,540 332,711
Saab AB, Class B
17,353 1,146,702
Sandvik AB
55,991 2,247,205
Securitas AB, Class B
26,748 424,498
Skandinaviska Enskilda Banken
AB, Class A
75,871 1,777,623
Skanska AB, Class B
17,993 511,743
SKF AB, Class B
17,807 516,864
Spotify Technology SA *
7,939 4,315,799
Svenska Cellulosa AB SCA,
Class B
31,712 378,452
Svenska Handelsbanken AB,
Class A
72,309 1,116,988
Swedbank AB, Class A
44,485 1,747,324
Swedish Orphan Biovitrum AB *
9,345 438,874
Tele2 AB, Class B
28,694 509,159
Telefonaktiebolaget LM Ericsson,
Class B
140,641 1,420,265
Telia Co. AB
125,519 571,920
Trelleborg AB, Class B
10,476 492,208
Volvo AB, Class B
83,765 3,027,824
(Cost $31,738,454)
41,144,155
Switzerland — 15.0%
ABB Ltd.
83,631 8,173,253
Alcon, Inc.
26,308 1,905,853
Avolta AG *
4,694 264,910
Banque Cantonale Vaudoise
1,593 255,597
Barry Callebaut AG
192 264,836
Belimo Holding AG
536 566,933
BKW AG
1,143 177,032
Chocoladefabriken Lindt &
Spruengli AG
5 557,927
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
53 574,027
Cie Financiere Richemont SA,
Class A
29,045 6,904,184
Coca-Cola HBC AG *
10,800 668,774
DSM-Firmenich AG
9,019 1,002,975
EMS-Chemie Holding AG
382 373,328
Galderma Group AG *
9,972 2,071,255
Geberit AG
1,755 1,237,955
Givaudan SA
501 2,034,121
Glencore PLC
507,656 4,096,979
Helvetia Baloise Holding AG
4,175 1,107,342
Holcim AG *
27,546 2,420,817
Julius Baer Group Ltd.
11,192 1,041,458
Number
of Shares Value $
Kuehne + Nagel International AG
2,637 703,983
Logitech International SA
7,869 772,931
Lonza Group AG
3,806 2,714,838
Nestle SA
139,055 13,558,873
Novartis AG
98,852 15,073,294
Partners Group Holding AG
1,159 1,050,678
Roche Holding AG
37,916 16,548,234
Roche Holding AG
1,589 708,450
Sandoz Group AG
22,622 1,900,769
Schindler Holding AG
1,070 340,187
Schindler Holding AG
Participation Certificates
2,163 703,741
SGS SA
9,075 1,041,377
Sika AG
8,157 1,937,962
Sonova Holding AG
2,576 739,961
STMicroelectronics NV
25,314 1,264,791
STMicroelectronics NV, Class Y
8,776 440,029
Straumann Holding AG
5,846 679,086
Swatch Group AG — Bearer
1,528 354,237
Swiss Life Holding AG
1,471 1,672,356
Swiss Prime Site AG
4,433 684,953
Swiss Re AG
16,146 2,807,349
Swisscom AG
1,417 1,098,225
UBS Group AG
168,017 9,203,678
VAT Group AG, 144A
1,460 1,082,605
Zurich Insurance Group AG
7,950 5,828,131
(Cost $90,574,289)
118,610,274
United Kingdom — 20.8%
3i Group PLC
52,589 2,015,180
Admiral Group PLC
14,096 768,588
Airtel Africa PLC, 144A
40,237 181,446
Anglo American PLC
56,917 3,292,363
Associated British Foods PLC
14,619 406,476
AstraZeneca PLC
81,762 13,261,272
Aviva PLC
161,596 1,599,304
BAE Systems PLC
158,287 4,383,951
Barclays PLC
726,070 4,886,169
BP PLC
848,433 5,914,832
British American Tobacco PLC
108,432 6,066,551
BT Group PLC
299,515 833,196
Bunzl PLC
17,142 648,510
Centrica PLC
251,894 530,406
Coca-Cola Europacific Partners
PLC
10,731 1,159,163
Compass Group PLC
91,950 2,818,267
Diageo PLC
120,594 2,792,591
Diploma PLC
7,225 717,598
Endeavour Mining PLC
11,471 737,059
GSK PLC
218,200 5,480,079
Haleon PLC
475,105 2,370,352
Halma PLC
20,078 988,111

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
HSBC Holdings PLC
927,068 19,199,421
Imperial Brands PLC
39,276 1,344,844
Informa PLC
67,684 826,691
InterContinental Hotels Group
PLC
7,765 1,262,977
International Consolidated
Airlines Group SA
59,854 348,313
Intertek Group PLC
8,164 646,587
J Sainsbury PLC
88,291 399,100
Kingfisher PLC
91,007 389,057
Land Securities Group PLC REIT
40,794 379,469
Legal & General Group PLC
273,087 1,085,677
Lloyds Banking Group PLC
3,163,353 4,712,837
London Stock Exchange Group
PLC
23,720 2,892,655
M&G PLC
113,698 540,754
Marks & Spencer Group PLC
107,904 577,237
Melrose Industries PLC
67,947 474,336
National Grid PLC
268,652 4,259,077
NatWest Group PLC
430,822 3,966,093
Next PLC
6,259 1,320,908
Pearson PLC
24,587 410,945
Reckitt Benckiser Group PLC
34,261 2,382,463
RELX PLC
94,571 3,424,002
Rentokil Initial PLC
137,815 645,558
Rio Tinto PLC
57,664 5,996,061
Rolls-Royce Holdings PLC
450,252 9,335,624
Sage Group PLC
48,384 715,919
Schroders PLC
42,065 332,869
Segro PLC REIT
66,106 860,982
Severn Trent PLC
14,528 619,304
Shell PLC
300,249 13,606,684
Smith & Nephew PLC
40,087 577,128
Smiths Group PLC
16,336 578,174
Spirax Group PLC
4,064 391,528
SSE PLC
64,082 2,126,495
Standard Chartered PLC
94,628 2,791,371
Standard Life PLC
39,676 505,353
Tesco PLC
337,793 2,093,107
Unilever PLC
116,256 7,523,488
United Utilities Group PLC
40,755 790,242
Verisure PLC *
12,451 128,716
Vodafone Group PLC
962,386 1,544,628
Wise Group PLC, Class A *
39,130 515,048
(Cost $125,958,176)
164,373,186
TOTAL COMMON STOCKS
(Cost $583,764,926)
771,256,249
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Dr Ing hc F Porsche AG
5,608 295,800
Henkel AG & Co. KGaA
8,062 712,071
Number
of Shares Value $
Porsche Automobil Holding SE
8,351 276,647
Sartorius AG
1,321 382,374
Volkswagen AG
11,108 1,002,267
(Cost $4,223,108)
2,669,159
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Core SPI ETF CH
(Cost $1,447,533)
6,971 1,468,968
iShares Core MSCI Europe ETF
(Cost $1,058,419)
15,000 1,162,500
(Cost $2,505,952)
2,631,468
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(c)(d)
(Cost $638,798)
638,798 638,798
CASH EQUIVALENTS — 0.8%
DWS Government Money Market
Series "Institutional Shares",
3.65% (c)
(Cost $5,992,501)
5,992,501 5,992,501
TOTAL INVESTMENTS — 99.0%
(Cost $597,125,285)
783,188,175
Other assets and liabilities,
net — 1.0%
7,738,719
NET ASSETS — 100.0%
790,926,894

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG (b)
3,166,987 195,439 (372,980) 121,811 623,241 — — 92,761 3,734,498
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c)(d)
7,490,651 — (6,851,853) (e) — — 48,686 — 638,798 638,798
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 3.65% (c)
4,509,855 14,730,791 (13,248,145) — — 90,030 — 5,992,501 5,992,501
15,167,493 14,926,230 (20,472,978) 121,811 623,241 138,716 — 6,724,060 10,365,797
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $3,357,504, which is 0.4% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,867,169.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
199,139,874 25 .8
Industrials
145,353,046 18 .8
Health Care
98,891,829 12 .7
Information Technology
69,679,842 9 .0
Consumer Staples
64,270,701 8 .3
Consumer Discretionary
49,444,761 6 .4
Materials
43,077,857 5 .6
Energy
38,191,223 4 .9
Utilities
36,690,754 4 .7
Communication Services
24,889,354 3 .2
Real Estate
4,296,167 0 .6
Total
773,925,408 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 9 900,333 872,644 9/18/2026 (27,689)
DAX Mini Index
EUR 8 1,183,414 1,223,159 9/18/2026 39,745
EURO STOXX 50 Index
EUR 75 5,471,003 5,607,677 9/18/2026 136,674
FTSE 100 Index
GBP 22 3,148,855 3,230,213 9/18/2026 81,358
FTSE MIB Index
EUR 2 610,518 612,033 9/18/2026 1,515
IBEX 35 Index
EUR 3 698,981 697,715 9/18/2026 (1,266)
OMXS30 Index
SEK 40 1,371,656 1,384,473 9/18/2026 12,817
SMI Index
CHF 17 648,589 652,787 9/18/2026 4,198
Total net unrealized appreciation
247,352

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
9/2/2026 CHF 1,647,600 USD 2,041,832 3,606 —
Goldman Sachs & Co.
9/2/2026 CHF 506,000 USD 627,366 1,399 —
The Bank of New York Mellon
9/2/2026 CHF 93,078,339 USD 115,406,638 260,552 —
Morgan Stanley Capital
9/2/2026 DKK 127,742,042 USD 19,692,115 — (157,630)
Morgan Stanley Capital
9/2/2026 DKK 2,324,100 USD 359,008 — (2,133)
Morgan Stanley Capital
9/2/2026 DKK 4,267,000 USD 657,442 — (5,604)
RBC Capital Markets
9/2/2026 EUR 21,570,600 USD 24,846,441 — (208,907)
RBC Capital Markets
9/2/2026 EUR 329,389,796 USD 379,412,907 — (3,190,077)
The Bank of New York Mellon
9/2/2026 EUR 2,954,000 USD 3,402,565 — (28,656)
The Bank of New York Mellon
9/2/2026 EUR 6,230,900 USD 7,192,446 — (45,061)
Bank of America
9/2/2026 GBP 4,946,000 USD 6,655,807 — (46,026)
Bank of America
9/2/2026 GBP 116,655,124 USD 156,984,550 — (1,083,224)
Bank of America
9/2/2026 GBP 2,222,900 USD 2,989,976 — (22,055)
Bank of America
9/2/2026 GBP 4,658,300 USD 6,268,744 — (43,256)
Goldman Sachs & Co.
9/2/2026 NOK 4,839,000 USD 509,975 — (7,911)
Goldman Sachs & Co.
9/2/2026 NOK 65,440,491 USD 6,896,894 — (106,770)
Goldman Sachs & Co.
9/2/2026 NOK 1,237,300 USD 129,617 — (2,803)
Morgan Stanley Capital
9/2/2026 SEK 341,256,486 USD 35,825,820 195,317 —
Morgan Stanley Capital
9/2/2026 SEK 10,334,000 USD 1,084,321 5,351 —
Morgan Stanley Capital
9/2/2026 SEK 6,190,000 USD 650,892 4,596 —
Citigroup Global Markets
9/2/2026 USD 1,549,507 CHF 1,247,415 — (6,345)
The Bank of New York Mellon
9/2/2026 USD 116,324,679 CHF 93,984,524 — (57,562)
JP Morgan & Chase Co.
9/2/2026 USD 20,874,418 DKK 134,333,142 — (487)
RBC Capital Markets
9/2/2026 USD 407,675,596 EUR 350,960,396 — (17,264)
RBC Capital Markets
9/2/2026 USD 10,669,180 EUR 9,184,900 — (452)
The Bank of New York Mellon
9/2/2026 USD 174,196,335 GBP 128,482,324 — (102,696)
Goldman Sachs & Co.
9/2/2026 USD 7,649,182 NOK 71,516,791 4,789 —
The Bank of New York Mellon
9/2/2026 USD 37,311,943 SEK 357,780,486 43,827 —
The Bank of New York Mellon
10/2/2026 CHF 93,984,524 USD 116,713,410 30,568 —
JP Morgan & Chase Co.
10/2/2026 DKK 134,333,142 USD 20,905,263 — (1,804)
RBC Capital Markets
10/2/2026 EUR 9,184,900 USD 10,681,607 — (432)
RBC Capital Markets
10/2/2026 EUR 350,960,396 USD 408,150,445 — (16,497)
The Bank of New York Mellon
10/2/2026 EUR 3,995,192 USD 4,646,153 — (256)
The Bank of New York Mellon
10/2/2026 GBP 128,482,324 USD 174,201,860 101,427 —
Goldman Sachs & Co.
10/2/2026 NOK 71,516,791 USD 7,646,074 — (4,630)
The Bank of New York Mellon
10/2/2026 SEK 3,031,431 USD 316,666 — (416)
The Bank of New York Mellon
10/2/2026 SEK 357,780,486 USD 37,374,696 — (48,365)
JP Morgan & Chase Co.
10/2/2026 USD 549,959 DKK 3,533,888 41 —
RBC Capital Markets
10/2/2026 USD 2,077,923 GBP 1,532,554 — (1,230)
Total unrealized appreciation (depreciation)
651,473 (5,208,549)

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEU-PH1
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
SEK Swedish Krona
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 771,256,249 $ — $ — $ 771,256,249
Preferred Stocks
2,669,159 — — 2,669,159
Exchange-Traded Funds
2,631,468 — — 2,631,468
Short-Term Investments (a)
6,631,299 — — 6,631,299
Derivatives (b)
Forward Foreign Currency Contracts
— 651,473 — 651,473
Futures Contracts
276,307 — — 276,307
TOTAL
$ 783,464,482 $ 651,473 $ — $ 784,115,955
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (5,208,549) $ — $ (5,208,549)
Futures Contracts
(28,955) — — (28,955)
TOTAL
$ (28,955) $ (5,208,549) $ — $ (5,237,504)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.